SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended
Jun. 30, 2016
Deposits [Abstract]
Bank deposits interest rate, minimum	1.32%
Bank deposits interest rate, maximum	1.60%